SUBSEQUENT EVENTS (Details) € in Millions, ¥ in Millions, $ in Millions	1 Months Ended						12 Months Ended
	Apr. 30, 2023 CNY (¥)	Apr. 30, 2023 EUR (€)	Mar. 31, 2023 EUR (€)	Jan. 31, 2023 CNY (¥) shares	Jan. 31, 2023 USD ($) shares	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 shares
SUBSEQUENT EVENTS
Number of shares issued							234,854,500
Proceeds from shares issued | ¥						¥ 6,018
Subsequent Event
SUBSEQUENT EVENTS
Repaid outstanding principle revolving credit facility agreement	¥ 1,608	€ 220
Repaid interest for revolving credit facility	¥ 525	€ 70
Subsequent Event | Accor
SUBSEQUENT EVENTS
Net proceeds from sale of investment			€ 300	¥ 2,185
Subsequent Event | Follow-on public offering | ADSs
SUBSEQUENT EVENTS
Number of shares issued				7,118,500	7,118,500
Proceeds from shares issued				¥ 2,012	$ 300